RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	7 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of restatement on the balance sheets, statements of operations and statements of cash flows

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows is presented below:

	As
	Previously	As
	Reported	Adjustments	Restated

Balance sheet as of September 9, 2020 (audited)
Warrant Liabilities	$—	$20,072,197	$20,072,197
Class A common stock subject to possible redemption	320,091,800	(20,072,197)	300,019,603
Class A common stock	141	201	342
Additional Paid-in Capital	5,000,002	715,519	5,715,521
Accumulated Deficit	(1,000)	(715,720)	(716,720)

Number of Class A common stock subject to redemption	32,009,180	(2,007,220)	30,001,960

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$20,072,197	$20,072,197
Class A common stock subject to possible redemption	319,990,450	(20,072,197)	299,918,253
Class A common stock	142	201	343
Additional Paid-in Capital	5,101,351	715,519	5,816,870
Accumulated Deficit	(102,351)	(715,720)	(818,071)

Number of Class A common stock subject to redemption	31,999,045	(2,007,220)	29,991,825

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$36,975,099	$36,975,099
Class A common stock subject to possible redemption	319,810,900	(36,975,100)	282,835,800
Class A common stock	144	370	514
Additional Paid-in Capital	5,280,926	(17,618,253)	22,899,179
Accumulated Deficit	(281,904)	(17,618,622)	(17,900,526)
Total Stockholders’ Equity	5,000,002	1	5,000,003

Number of Class A common stock subject to redemption	31,981,090	(3,697,510)	28,283,580

Statement of Operations for the three months ended September 30, 2020 (unaudited)
Transaction costs	$—	$(715,720)	$(715,720)
Weighted average shares outstanding of Class A common stock	33,421,570	—	33,421,570
Basic and diluted income per share, Class A common stock	0.00	—	0.00
Net loss	(101,351)	(715,720)	(817,071)
Weighted average shares outstanding of Class B common stock	8,355,393	—	8,355,393
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.09)	(0.10)

Statement of Operations for the period from May 29, 2020 (inception) to September 30, 2020 (unaudited)
Transaction costs	$—	$(715,720)	$(715,720)
Net loss	(102,351)	(715,720)	(818,071)
Weighted average shares outstanding of Class A common stock	33,421,570	—	33,421,570
Basic and diluted income per share, Class A common stock	0.00	—	—
Weighted average shares outstanding of Class B common stock	8,355,393	—	8,355,393
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.09)	(0.10)

Statement of Operations for the period from May 29, 2020 (inception) to December 31, 2020 (audited)
Transaction costs	$—	$(715,720)	$(715,720)
Change in fair value of warrant liabilities	—	(16,902,902)	(16,902,902)
Net loss	(281,904)	(17,618,622)	(17,900,526)
Weighted average shares outstanding of Class A common stock	33,421,570	—	33,421,570
Basic and diluted income per share, Class A common stock	0.00	—	0.00
Weighted average shares outstanding of Class B common stock	7,969,220	—	7,969,220
Basic and diluted net loss per share, Class B common stock	(0.04)	(2.21)	(2.25)

Statement of Cash Flows for the period from May 29, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(102,351)	(715,720)	(818,071)
Transaction costs	—	715,720	715,720
Initial classification of Class A common stock subject to possible redemption	320,091,800	(20,072,197)	300,019,603
Change in value of Class A common stock subject to possible redemption	(101,350)	—	(101,350)

Statement of Cash Flows for the period from May 29, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(281,904)	(17,618,622)	(17,900,526)
Transaction costs	—	715,720	715,720
Change in value of warrant liabilities	—	16,902,092	16,902,092
Initial classification of Class A common stock subject to possible redemption	319,990,450	(19,970,847)	300,019,603
Change in value of Class A common stock subject to possible redemption	(179,550)	(17,004,253)	(17,183,803)